Financial instruments (Details 26) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	$ 15,141	$ 12,159
Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	7,761	1,967
Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	4,911	4,020
Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	2,469	6,172
Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	14,083	6,861
Up to 30 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	7,688	1,305
Up to 30 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	4,055	2,298
Up to 30 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	2,340	3,258
31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	154	973
31 - 60 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	30	59
31 - 60 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	108	764
31 - 60 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	16	150
61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	611	418
61 - 90 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	5	47
61 - 90 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	533	0
61 - 90 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	73	371
91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	70	610
91 - 120 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	1	39
91 - 120 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	34	453
91 - 120 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	35	118
121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	223	3,297
121 - 365 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	37	517
121 - 365 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	181	505
121 - 365 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	5	2,275
366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	0	0
366 and more days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	0	0
366 and more days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	0	0
366 and more days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	$ 0	$ 0